Risk Administration (Tables)	12 Months Ended
Dec. 31, 2023
Risk Administration
Schedule of non-discounted contractual cash flows

As of December 31, 2023	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Others financial liabilities (no derivative)
Bank borrowings	198,569,040	18,446,613	15,884,136	39,244,074	168,351,944	6,773,214	248,699,981
Bond payable	1,089,489,347	13,599,586	43,987,484	168,542,146	70,621,982	1,105,895,648	1,402,646,846
Lease liabilities	41,204,099	2,417,780	6,258,386	12,657,830	6,149,772	26,518,546	54,002,314
Deposits for return of bottles and containers	11,774,922	–	11,774,922	–	–	–	11,774,922
Put option liability (1)	28,554,669	28,636,699	–	–	–	–	28,636,699
Sub-Total	1,369,592,077	63,100,678	77,904,928	220,444,050	245,123,698	1,139,187,408	1,745,760,762
Derivatives
Derivatives not designated as hedges	468,541	468,541	–	–	–	–	468,541
Derivatives designated as hedges	12,541,188	1,428,407	1,869,494	5,742,758	5,757,322	–	14,797,981
Sub-Total	13,009,729	1,896,948	1,869,494	5,742,758	5,757,322	–	15,266,522
Total	1,382,601,806	64,997,626	79,774,422	226,186,808	250,881,020	1,139,187,408	1,761,027,284

(*) See current and non-current book value in Note 7 - Financial Instruments.

(1)	See Note 1 - General Information, letter C, number (10).

As of December 31, 2022	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Others financial liabilities (no derivative)
Bank borrowings	219,577,086	32,305,088	108,934,345	21,298,955	68,848,369	15,568,993	246,955,750
Bond payable	1,112,554,014	17,366,393	33,370,503	178,617,720	109,662,435	1,112,436,605	1,451,453,656
Lease liabilities	40,427,168	2,840,482	7,570,840	11,078,825	4,625,260	25,965,311	52,080,718
Deposits for return of bottles and containers	11,912,090	–	11,912,090	–	–	–	11,912,090
Sub-Total	1,384,470,358	52,511,963	161,787,778	210,995,500	183,136,064	1,153,970,909	1,762,402,214
Derivatives
Derivatives not designated as hedges	3,753,264	3,753,264	–	–	–	–	3,753,264
Derivatives designated as hedges	13,789,496	2,258,210	3,319,743	5,980,373	5,965,808	–	17,524,134
Sub-Total	17,542,760	6,011,474	3,319,743	5,980,373	5,965,808	–	21,277,398
Total	1,402,013,118	58,523,437	165,107,521	216,975,873	189,101,872	1,153,970,909	1,783,679,612

(*) See current and non-current book value in Note 7 - Financial Instruments.